Expense Example - BufferLABS US Equity Dynamic Buffer ETF - BufferLABS US Equity Dynamic Buffer ETF Class	Sep. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252